Other Non Current Liabilities - Other Non Current Liabilities Analysis (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Liabilities, Noncurrent [Abstract]
Pension and retirement benefit obligation	$ 2,546	$ 602
Other	14	238
Total	$ 2,560	$ 840